CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 9,862,536	$ 13,103,007	$ 15,889,409
Deferred royalty fees, current portion	62,435	62,435	91,598
Prepaid expenses	122,712	241,248	0
Total current assets	10,047,683	13,406,690	15,981,007
Property and equipment, net	153,600	154,771	185,102
Deferred royalty fees, less current portion	201,434	232,652	295,089
Deposits	14,766	14,766	14,766
Deferred costs, net of amortization of $5,756,342, $4,854,556 and $4,152,812 respectively	974,661	1,376,447	2,578,188
TOTAL ASSETS	11,392,144	15,185,326	19,054,152
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,839,515	2,128,562	1,982,743
Accrued expenses	1,825,684	2,538,545	4,971,304
Accrued settlement	0	34,155,552	3,205,856
Convertible promissory notes, net of discounts of $94,887, $0 and $19,229 respectively	192,898	0	132,680
Embedded conversion option liabilities, current portion	186,484	0	0
Loss contingency accrual	15,347,341	16,704,169	0
Deferred revenue, current portion	338,617	222,739	506,418
Embedded conversion option liabilities, current portion	0	0	537,249
Deferred joint venture obligations, current portion	0	0	6,870
Total current liabilities	19,730,539	55,749,567	11,343,120
Convertible promissory notes, net of discounts of $0, $158,142 and $122,463, respectively	0	129,643	2,780
Embedded conversion option liabilities, less current portion	5,286	253,530	482,686
Warrant and option derivative liabilities	1,178,897	1,671,047	27,307,218
Deferred revenue, less current portion	1,986,510	2,076,257	2,298,997
Total liabilities	22,901,232	59,880,044	41,434,801
Series A-1 redeemable preferred stock, $0.001 par value; 50,000,000 shares authorized, 113 shares issued and outstanding; aggregate liquidation value, net of discounts: $1,537,846, $1,472,262 and $1,349,657 respectively	1,511,701	1,429,126	1,272,441
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 2,750,000,000 shares authorized, 2,112,215,484, 1,743,569,255 and 1,439,826,362 shares issued and outstanding	2,112,215	1,743,569	1,439,826
Additional paid-in capital	277,304,154	229,319,208	166,033,976
Promissory notes receivable, net of discount of $4,338,390 $4,278,016 and $3,322,630 respectively	(28,966,005)	(23,381,185)	(10,177,370)
Accumulated deficit	(263,471,156)	(253,805,438)	(180,949,523)
Total stockholders' deficit	(13,020,789)	(46,123,844)	(23,653,090)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	11,392,144	15,185,326	19,054,152
Series B Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, Series B; $0.001 par value; 50,000,000 shares authorized, 1,000 shares issued and outstanding; Preferred stock, Series C; $0.001 par value; 50,000,000 shares authorized, 1,600, 1,150 and 400 shares issued and outstanding	1	1	1
Series C Preferred Stock
STOCKHOLDERS' DEFICIT:
Preferred stock, Series B; $0.001 par value; 50,000,000 shares authorized, 1,000 shares issued and outstanding; Preferred stock, Series C; $0.001 par value; 50,000,000 shares authorized, 1,600, 1,150 and 400 shares issued and outstanding	$ 2	$ 1	$ 0